Revenue	12 Months Ended
Aug. 31, 2022
Revenue [abstract]
Revenue
22.	REVENUE
Contract assets and liabilities
The table below provides a reconciliation of the significant changes to the current and long-term portion of contract assets and liabilities balances during the year.

	Contract Assets	Contract Liabilities
September 1 , 2020	172	225
Increase in contract assets from revenue recognized during the period	140	–
Contract assets transferred to trade receivables	(171)	–
Contract terminations transferred to trade receivables	(16)	–
Revenue recognized included in contract liabilities at the beginning of the year	–	(219)
Increase in contract liabilities during the period	–	222

August 31, 2021	125	228
Increase in contract assets from revenue recognized during the period	93	–
Contract assets transferred to trade receivables	(112)	–
Contract terminations transferred to trade receivables	(20)	–
Revenue recognized included in contract liabilities at the beginning of the year	–	(222)
Increase in contract liabilities during the period	–	214

August 31, 2022	86	220

	Contract Assets	Contract Liabilities
Current	97	213
Long-term	28	15

Balance as at August 31, 2021	125	228

Current	63	200
Long-term	23	20

Balance as at August 31, 2022	86	220

Deferred commission cost assets
The table below provides a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the year ended August 31, 2022 and 2021. We believe these amounts to be recoverable through the revenue earned from the related contracts. The deferred commission cost assets are presented within other current assets (when they will be amortized into net income within twelve months of the date of the financial statements) or other long-term assets.

September 1 , 2020	98
Additions to deferred commission cost assets	75
Amortization recognized on deferred commission cost assets	(81)

August 31, 2021	92
Additions to deferred commission cost assets	93
Amortization recognized on deferred commission cost assets	(82)

August 31, 2022	103

Current	59
Long-term	33

Balance as at August 31, 2021	92

Current	66
Long-term	37

Balance as at August 31, 2022	103

Commission costs are amortized over a period ranging from 24 to 36 months.
Disaggregation of revenue

	2022 $	2021 $
Services
Wireline – Consumer	3,547	3,665
Wireline – Business	623	584
Wireless	972	891

	5,142	5,140

Equipment and other
Wireless	319	381

	319	381

Intersegment eliminations	(13)	(12)

Total revenue	5,448	5,509

Remaining performance obligations
The following table includes revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at August 31, 2022:

	Within 1 year	Within 2 years	Within 3 years	Within 4 years	Within 5 years	Thereafter	Total

Wireline	1,763	732	164	84	26	3	2,772

Wireless	308	92	–	–	–	–	400

Total	2,071	824	164	84	26	3	3,172

When estimating minimum transaction prices allocated to the remaining unfilled, or partially unfulfilled, performance obligations, Shaw applied the practical expedient to not disclose information about remaining performance obligations that have original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer. The estimated amounts disclosed are based upon contractual terms and maturities. Revenues recognized based on actual minimum transaction price, and the timing thereof, will differ from these estimates due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.